Capitalised finance leases - Summary of capitalised finance leases (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments undiscounted	$ 45	$ 57
Effect of discounting	(1)	(4)
Total	44	53
Due within 1 year [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Present value of minimum lease payments	5	4
Between 1 and 3 years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Present value of minimum lease payments	10	14
Between 3 and 5 years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Present value of minimum lease payments	18	28
More than 5 years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Present value of minimum lease payments	$ 12	$ 11